Disclosure of additional information about defined benefit plans (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Opening defined benefit obligation	$ 383,054	$ 349,165
Current service cost	11,032	10,707
Past service cost related to the new collective bargaining agreement	383	10,442
Interest cost	12,009	12,602
Benefits paid from plan	(29,499)	(33,721)
Benefits paid from employer	(1,998)	(999)
Participant contributions	98	93
Effects of movements in exchange rates	(32,015)	24,440
Arising from changes in demographic assumptions	0	1,598
Arising from changes in financial assumptions	(11,585)	9,402
Arising from experience adjustments	(2,112)	(675)
Settlement payments from plan assets	(120,018)	0
Loss on settlement	2,163	0
Closing defined benefit obligation	$ 211,512	$ 383,054